CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2019 USD ($) $ / shares shares		Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares		Dec. 31, 2017 CNY (¥) ¥ / shares shares
Net revenues
Others		$ 222,343		¥ 1,547,905	¥ 885,890		¥ 923,838
Total net revenues		3,673,792		25,576,204	15,763,557		11,594,792
Cost of revenues	[1]	(2,463,206)		(17,148,350)	(10,017,134)		(7,026,402)
Gross profit		1,210,586		8,427,854	5,746,423		4,568,390
Operating expenses
Research and development expenses	[1]	(364,199)		(2,535,482)	(1,192,052)		(781,886)
Sales and marketing expenses	[1]	(537,178)		(3,739,724)	(1,149,316)		(691,281)
General and administrative expenses	[1]	(213,953)		(1,489,495)	(883,225)		(544,641)
Goodwill impairment		0		0	0	[1]	(2,527)	[1]
Total operating expenses		(1,115,330)		(7,764,701)	(3,224,593)		(2,020,335)
Gain on disposal of subsidiaries and business		11,879		82,699	0		37,989
Other income		46,267		322,103	117,860		113,187
Operating income		153,402		1,067,955	2,639,690		2,699,231
Interest expense		(38,283)		(266,517)	(8,616)		(32,122)
Interest income and investment income		105,372		733,576	485,552		180,384
Foreign currency exchange (losses) gains, net		1,407		9,796	(514)		(2,176)
Gain on deemed disposal and disposal of investments		0		0	16,178		45,861
Gain on fair value changes of investments		384,859		2,679,312	1,689,404		0
Fair value loss on derivative liabilities		(2,300)		(16,011)	(2,285,223)		0
Other non-operating expenses		0		0	(2,000)		0
Income before income tax expenses		604,457		4,208,111	2,534,471		2,891,178
Income tax expenses		(78,517)		(546,622)	(477,707)		(415,811)
Income before share of income in equity method investments, net of income taxes		525,940		3,661,489	2,056,764		2,475,367
Share of income in equity method investments, net of income taxes		5,536		38,540	58,933		33,024
Net income (loss)		531,476		3,700,029	2,115,697		2,508,391
Less: Net (loss) income attributable to the non-controlling interest shareholders and the mezzanine equity classified non-controlling interest shareholders		36,599		254,794	(93,310)		(4,532)
Net income attributable to controlling interest of the Company		494,877		3,445,235	2,209,007		2,512,923
Less: Accretion of subsidiaries' redeemable convertible preferred shares to redemption value		5,508		38,346	73,159		19,688
Deemed dividend to Huya Inc.'s (Huya's) Series A preferred shareholders		0		0	489,284		0
Cumulative dividend on a subsidiary's preferred shares		3,959		27,559	4,606		0
Net income attributable to common shareholders of the Company		485,410		3,379,330	1,641,958		2,493,235
Other comprehensive income (loss):
Unrealized loss of available-for-sale securities, net of nil tax		0		0	0		(41,150)
Foreign currency translation adjustments, net of nil tax		82,136		571,815	434,080		(61,513)
Comprehensive income attributable to the common shareholders of JOYY Inc.		$ 567,546		¥ 3,951,145	¥ 2,076,038		¥ 2,390,572
Net income per common share
-Basic (in CNY/dollars per share) | (per share)	[2]	$ 0.31		¥ 2.19	¥ 1.28		¥ 2.10
-Diluted (in CNY/dollars per share) | (per share)		$ 0.31	[2]	¥ 2.15	¥ 1.27	[2]	¥ 2.07	[2]
Weighted average number of common shares used in calculating net income per common share
-Basic (in shares)	[2]	1,544,396,920		1,544,396,920	1,280,847,795		1,186,460,144
-Diluted (in shares)	[2]	1,565,080,905		1,565,080,905	1,294,089,406		1,216,637,741
American Depositary Shares
Net income per common share
-Basic (in CNY/dollars per share) | (per share)	[2]	$ 6.29		¥ 43.76	¥ 25.64		¥ 42.03
-Diluted (in CNY/dollars per share) | (per share)		$ 6.18	[2]	¥ 43.01	¥ 25.38	[2]	¥ 41.33	[2]
Weighted average number of common shares used in calculating net income per common share
-Basic (in shares)	[2]	77,219,846		77,219,846	64,042,390		59,323,007
-Diluted (in shares)	[2]	78,254,045		78,254,045	64,704,470		60,831,887
Live streaming
Net revenues
Total net revenues		$ 3,451,449		¥ 24,028,299	¥ 14,877,667		¥ 10,670,954

[1]	Share-based compensation was allocated in cost of revenues and operating expenses as follows
[2]	Each ADS represents 20 common shares.